Label	Element	Value
Global Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000836487_SupplementTextBlock

Prospectus Supplement

September 30, 2016

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 30, 2016 to the Morgan Stanley Institutional Fund, Inc. Prospectuses dated April 29, 2016

Active International Allocation Portfolio
Advantage Portfolio
Asia Opportunity Portfolio
Emerging Markets Leaders Portfolio
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Frontier Emerging Markets Portfolio
Global Advantage Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Infrastructure Portfolio
Global Insight Portfolio
Global Opportunity Portfolio
Global Quality Portfolio
Global Real Estate Portfolio
Growth Portfolio
Insight Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Small Company Growth Portfolio
U.S. Real Estate Portfolio

(each, a "Portfolio")

Risk/Return [Heading]	rr_RiskReturnHeading	Global Opportunity Portfolio
Expense [Heading]	rr_ExpenseHeading	The second sentence of the section of each Portfolio's Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio being purchased in a single transaction, together with the NAV of any Class A, Class C and Class L shares of the Portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") already held in Related Accounts as of the date of the transaction as well as Class A, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege" and including shares of Morgan Stanley Money Market Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund) held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.

Please retain this supplement for future reference.

Global Opportunity Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value ("NAV") of Class A shares of the Portfolio being purchased in a single transaction, together with the NAV of any Class A, Class C and Class L shares of the Portfolio of Morgan Stanley Institutional Fund, Inc. (the "Fund") already held in Related Accounts as of the date of the transaction as well as Class A, Class C and Class L shares of any other Morgan Stanley Multi-Class Fund (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege" and including shares of Morgan Stanley Money Market Funds (as defined in the section of this Prospectus entitled "Shareholder Information—Exchange Privilege") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund) held in Related Accounts (as defined in the section of this Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") which you acquired in an exchange from Class A shares of the Portfolio or Class A shares of another Morgan Stanley Multi-Class Fund already held in Related Accounts as of the date of the transaction, amounts to $25,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000